CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net (income) loss	$ (8,083)		$ (29,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	282
Accounts receivable	8,525
Accrued expenses and other payables	13,465
Net cash used in operating activities	26,419		(29,740)
Cash flows from investing activities:
Net cash provided by used in investing activities
Effect of exchange rate changes on cash and cash equivalents	(1,256)
Net increase in cash, cash equivalents	25,163
Cash, cash equivalents at beginning of the quarter
Cash, cash equivalents at end of the quarter	25,163
National Holdings Investments Ltd [Member]
Cash flows from operating activities:
Net (income) loss		(30,873)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		92
Accounts receivable		(1,567)
Prepayments and other receivables		(251)
Advances from customers		64,981
Accrued expenses and other payables		(45,814)
Salary and welfare payable		197
Net cash used in operating activities		(13,235)
Cash flows from investing activities:
Cash received from/(paid for) business combinations, net of cash acquired		21,467
Net cash provided by used in investing activities		21,467
Effect of exchange rate changes on cash and cash equivalents		(1,051)
Net increase in cash, cash equivalents		7,181
Cash, cash equivalents at beginning of the quarter	$ 7,181
Cash, cash equivalents at end of the quarter		$ 7,181	$ 7,181